Intangible assets and goodwill (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 1,112,670	$ 1,225,722
Balance at the end	1,006,063	1,112,670	$ 1,225,722
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	875,981	979,489
Balance at the end	798,350	875,981	979,489
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	77,075	66,466
Balance at the end	67,385	77,075	66,466
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	83,855	89,223
Balance at the end	74,542	83,855	89,223
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	59,720	72,700
Balance at the end	51,550	59,720	72,700
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	16,039	17,844
Balance at the end	14,236	16,039	17,844
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,333,547	1,300,490	0
Business acquisition			184,000
Transfer from Right-of-use assets			5,981
Additions		32,202	1,102,662
Currency translation	11,824	855	7,847
Balance at the end	1,345,371	1,333,547	1,300,490
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	1,035,070	0
Additions			1,035,070
Balance at the end	1,035,070	1,035,070	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	101,775	73,573	0
Transfer from Right-of-use assets			5,981
Additions		28,202	67,592
Balance at the end	101,775	101,775	73,573
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	98,294	93,856	0
Business acquisition			90,000
Additions		4,000
Currency translation	6,057	438	3,856
Balance at the end	104,351	98,294	93,856
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	79,550	79,220	0
Business acquisition			76,000
Currency translation	4,556	330	3,220
Balance at the end	84,106	79,550	79,220
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	18,858	18,771	0
Business acquisition			18,000
Currency translation	1,211	87	771
Balance at the end	20,069	18,858	18,771
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(220,877)	(74,768)	0
Depreciation	118,431	146,109	74,768
Balance at the end	(339,308)	(220,877)	(74,768)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(159,089)	(55,581)	0
Depreciation	77,631	103,508	55,581
Balance at the end	(236,720)	(159,089)	(55,581)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(24,700)	(7,107)	0
Depreciation	9,690	17,593	7,107
Balance at the end	(34,390)	(24,700)	(7,107)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(14,439)	(4,633)	0
Depreciation	15,370	9,806	4,633
Balance at the end	(29,809)	(14,439)	(4,633)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(19,830)	(6,520)	0
Depreciation	12,726	13,310	6,520
Balance at the end	(32,556)	(19,830)	(6,520)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(2,819)	(927)	0
Depreciation	3,014	1,892	927
Balance at the end	$ (5,833)	$ (2,819)	$ (927)